UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EXPENSES:
Voyage expenses	$ 1,163	$ 804
Dry-docking costs	3,153	0
Related Party [Member]
EXPENSES:
Voyage expenses	508	514
Dry-docking costs	$ 74	$ 0